Description of Organization and Business Operations - Initial Public Offering (Details)																								6 Months Ended		12 Months Ended
	Jul. 31, 2024 $ / shares shares	Jul. 02, 2024 USD ($)	Jun. 02, 2024 USD ($)	May 02, 2024 USD ($)	Apr. 02, 2024	Feb. 27, 2024 USD ($) item installment shares	Feb. 26, 2024	Feb. 09, 2024 USD ($) $ / shares	Feb. 08, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 02, 2024	Dec. 02, 2023 USD ($)	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023 USD ($)	Sep. 02, 2023 USD ($)	Aug. 02, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jul. 02, 2023	Jun. 02, 2023 USD ($)	Apr. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) item shares	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) item $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 30, 2024 USD ($) $ / shares shares	Jun. 28, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Feb. 13, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) shares	Sep. 27, 2023 USD ($)	Feb. 08, 2023 USD ($)	Nov. 07, 2022 USD ($) $ / shares	Aug. 08, 2022	Jan. 04, 2021 $ / shares
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares	3,287,018
Common stock par value | $ / shares																										$ 0.001		$ 0.0001	$ 0.001
Convertible preferred stock, shares issued | shares																								4,732,044	4,939,946	4,939,946	4,939,946		4,732,044				4,939,946
Carrying Value																								$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000		$ 86,783,000				$ 91,469,000
Ordinary shares, shares issued (in shares) | shares																										786,510		14,535,136
Total | shares	13,387,636																									779,908		14,535,136
CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Offering costs																							$ 8,800,000
Deferred underwriting commissions																							5,200,000
Percentage of deferred underwriting commissions payable included in initial business combination																																					50.00%
Net proceeds from initial public offering and private placement deposited in trust account																							$ 149,500,000	$ 724,000	$ 560,000	$ 1,400,000	0
Unit price, proposed public offering and private placement (in dollars per unit) | $ / shares																							$ 10.00
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period																								100.00%		100.00%
Number of times to extend period to consummate business combination | item						11																9
Period of time for an extension to consummate business combination			1 month	1 month	1 month	1 month																1 month
Advance notice prior to applicable termination date						5 days																5 days
Installments | installment						11
Common stock par value | $ / shares																																$ 0.01
Carrying Value						$ 4,358,804																		$ 37,838,923		$ 40,475,949	$ 151,528,894				$ 37,019,896
Period to complete business combination from closing of initial public offering							36 months
Minimum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Number of operating businesses included in initial Business Combination | item																								1		1
Fair market value as percentage of net assets held in trust account included in initial business combination																								80.00%		80.00%
Post-transaction ownership percentage of the target business																								50.00%		50.00%
Percentage of public shares that can be redeemed without prior consent																								15.00%		15.00%
Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period to cease operations if business combination is not completed within combination period																								10 days		10 days
Interest from trust account that can be held to pay dissolution expenses																							$ 100,000
Extension period to complete business combination after original termination date						12 months																36 months
Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares						3,300,016																3,690,831
Convertible preferred stock, shares issued | shares						390,815																11,259,169
Private placement units | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares						499,000																499,000	499,000
Share price (in dollars per share) | $ / shares																							$ 10.00
Gross proceeds from private placement																							$ 5,000,000.0
Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period of time for an extension to consummate business combination										1 month	1 month	1 month	1 month	1 month		1 month	1 month		1 month	1 month
Aggregate amount drawn															$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Principal amount																																			$ 1,680,000
Loan for an aggregate deposit															$ 165,000	560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Second convertible promissory note | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn																						$ 1,380,000
Principal amount																$ 1,680,000																$ 1,680,000
Loan for an aggregate deposit																						1,380,000
Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period of time for an extension to consummate business combination												1 month	1 month	1 month
Aggregate amount drawn										$ 900,000		$ 420,000												$ 900,000		$ 470,000
Principal amount																																		$ 900,000
Loan for an aggregate deposit										$ 900,000		$ 420,000												900,000		470,000
Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn		$ 111,000	$ 111,000	$ 111,000																				540,000
Principal amount		1,000,000
Loan for an aggregate deposit		$ 111,000	$ 111,000	$ 111,000																				$ 540,000
PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account						$ 111,000
Aggregate amount drawn																										161,000
Loan for an aggregate deposit																										$ 161,000
PIPE Investor | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn						1,221,000																1,680,000
Loan for an aggregate deposit						1,221,000																1,680,000
PIPE Investor | Amended and restated memorandum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account						$ 111,000																140,000
Percentage of ordinary shares issued and outstanding held by initial shareholders.						56.20%
PIPE Investor | Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account						$ 111,000																$ 420,000
PIPE Investor | Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account								$ 111,000
Aggregate amount drawn									$ 1,000,000
Loan for an aggregate deposit									$ 1,000,000
Conversion price (in dollars per share) | $ / shares								$ 10.00
PIPE Investor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Borrowings																														$ 150,000
Principal amount																																				$ 120,000
Conversion price (in dollars per share) | $ / shares																																				$ 10.00
Class A ordinary shares
Initial Public Offering and Private Placement
Common stock par value | $ / shares	$ 0.0001
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares						3,799,016																4,189,831
Common stock par value | $ / shares																								$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Carrying Value						$ 4,358,804																$ 115,071,882
Ordinary shares, shares issued (in shares) | shares																								499,000		499,000	499,000
Total | shares																								499,000		499,000	499,000
Class A ordinary shares | PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Number of times to extend period to consummate business combination | item						11
Period of time for an extension to consummate business combination						1 month
Advance notice prior to applicable termination date						5 days
Extension period to complete business combination after original termination date						48 months
Common stock par value | $ / shares																																				$ 0.0001
Class A ordinary shares | PIPE Investor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Common stock par value | $ / shares																														$ 0.0001
Conversion price (in dollars per share) | $ / shares																														$ 10.00
Class B ordinary shares
Initial Public Offering and Private Placement
Common stock par value | $ / shares	$ 0.0001
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Common stock par value | $ / shares																								$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares) | shares						3,737,500																3,737,500		3,737,500		3,737,500	3,737,500
Total | shares						3,737,500																3,737,500		3,737,500		3,737,500	3,737,500
Class B ordinary shares | PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Common stock par value | $ / shares																																						$ 0.0001
Initial public offering | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Gross proceeds from initial public offering																											$ 149,500,000
Initial public offering | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares																							14,950,000
Share price (in dollars per share) | $ / shares																							$ 10.00
Gross proceeds from initial public offering																							$ 149,500,000
Initial public offering | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Offering costs																											$ 8,734,896
Over-Allotment option | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares																							1,950,000
Over-Allotment option | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Contribution from PIPE Financing for cash | shares																							1,950,000
Share price (in dollars per share) | $ / shares																							$ 10.00